SUBSEQUENT EVENTS (Details) - CNY (¥)		12 Months Ended
	Feb. 27, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ifrs SUBSEQUENT EVENTS [abstract]
Proposed final dividends, ordinary share per share		¥ 0.06	¥ 0.06	¥ 0.08
Bank facility	¥ 1,000,000,000
Effective period of bank facility	2 years